PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Property, Plant and Equipment [Line Items]
Subtotal	$ 30,144,798	$ 28,040,143
Construction in progress	2,020,457	158,975
Less: accumulated depreciation	(23,045,753)	(20,780,090)
Property and equipment, net	9,119,502	7,419,028
Depreciation expense	1,145,447	1,055,314	$ 1,137,822
Prepayments for property and equipment	2,243,622
Property received and accepted out of Prepayments	1,061,037
Property and Buildings
Property, Plant and Equipment [Line Items]
Subtotal	9,711,722	9,114,893
Machinery and equipment
Property, Plant and Equipment [Line Items]
Subtotal	19,594,986	18,175,739
Automobiles
Property, Plant and Equipment [Line Items]
Subtotal	689,651	611,923
Office and electric equipment
Property, Plant and Equipment [Line Items]
Subtotal	$ 148,439	$ 137,588